Debt and Credit Agreements	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt and Credit Agreements
15.	DEBT AND CREDIT AGREEMENTS

Short-Term Notes and Credit Facilities

Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under its Commercial Paper Program which has a maximum authorized amount of $1.5 billion. These short-term notes are denominated in Canadian dollars with varying maturities up to 365 days. The Commercial Paper Program is supported by the Company’s committed revolving credit facilities totalling $2.3 billion.

On August 15, 2016, Hydro One terminated its $1.5 billion revolving standby credit facility maturing in June 2020 and its $800 million three-year senior, revolving term credit facility maturing in October 2018 (collectively, Prior Credit Facilities). On the same date, Hydro One entered into a new credit agreement for a $2.3 billion revolving credit facility maturing in June 2021 (New Credit Facility). The New Credit Facility ranks equally with any existing and future senior debt of Hydro One, and has customary covenants substantially similar to the covenants under the Prior Credit Facilities.

The Company may use the credit facilities for working capital and general corporate purposes. If used, interest on the credit facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.

Long-Term Debt

At December 31, 2016, $10,523 million long-term debt was issued by the Company under its Medium-Term Note (MTN) Program. The maximum authorized principal amount of notes issuable under the current MTN Program prospectus filed in December 2015 is $3.5 billion. At December 31, 2016, $1.2 billion remained available for issuance until January 2018. In addition, at December 31, 2016, the Company had long-term debt of $184 million assumed as part of the Great Lakes Power acquisition.

The following table presents outstanding long-term debt at December 31, 2016 and 2015:

December 31 (millions of dollars)	2016	2015
4.64% Series 10 notes due 2016	—	450
Floating-rate Series 27 notes due 2016[1]	—	50
5.18% Series 13 notes due 2017	600	600
2.78% Series 28 notes due 2018	750	750
Floating-rate Series 31 notes due 2019[1]	228	228
1.48% Series 37 notes due 2019[2]	500	—
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[2]	350	350
1.84% Series 34 notes due 2021	500	—
3.20% Series 25 notes due 2022	600	600
2.77% Series 35 notes due 2026	500	—
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	—
3.72% Series 38 notes due 2047	450	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50

Hydro One Inc. long-term debt	10,523	8,723

6.6% Senior Secured Bonds due 2023 (Face value – $112 million)	144	—
4.6% Note Payable due 2023 (Face value – $36 million)	40	—

Great Lakes Power long-term debt	184	—

	10,707	8,723

Add: Net unamortized debt premiums[3]	15	17
Add: Unrealized mark-to-market loss (gain)[2]	(2)	1
Less: Deferred debt issuance costs[3]	(40)	(34)

Total long-term debt	10,680	8,707

[1]	The interest rates of the floating-rate notes are referenced to the 3-month Canadian dollar bankers’ acceptance rate, plus a margin.
[2]	The unrealized mark-to-market net gain relates to $50 million of the Series 33 notes due 2020 and $500 million Series 37 notes due 2019 (2015 – loss relates to $50 million of the Series 33 notes due 2020). The unrealized mark-to-market net gain is offset by a $2 million (2015 – $1 million) unrealized mark-to-market net loss (2015 – gain) on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges. See note 16 – Fair Value of Financial Instruments and Risk Management for details of fair value hedges.
[3]	Effective January 1, 2016, deferred debt issuance costs and net unamortized debt premiums were reclassified from other long-term assets and other long-term liabilities, respectively, as an offset to long-term debt upon adoption of ASU 2015-03 (see note 3). Balances as at December 31, 2015 were updated to reflect the retrospective adoption of ASU 2015-03.

The total long-term debt is presented on the consolidated balance sheets as follows:

December 31 (millions of dollars)	2016	2015
Current liabilities:
Long-term debt payable within one year	602	500
Long-term liabilities:
Long-term debt	10,078	8,207

Total long-term debt	10,680	8,707

In 2016, Hydro One issued $2,300 million (2015 – $350 million) of long-term debt under the MTN Program, and repaid $502 million (2015 – $550 million) of total long-term debt.

Principal repayments and related weighted average interest rates are summarized by the number of years to maturity in the following table:

	Long-term Debt Principal Repayments	Weighted Average Interest Rate
Years to Maturity	(millions of dollars)	(%)

1 year	602	5.2
2 years	753	2.8
3 years	731	1.4
4 years	653	2.9
5 years	503	1.9

	3,242	2.8
6 – 10 years	1,234	3.3
Over 10 years	6,195	5.2

	10,671	4.3

Interest payment obligations related to long-term debt are summarized by year in the following table:

Interest Payments
Year	(millions of dollars)
2017	456
2018	425
2019	402
2020	384
2021	370

2,037
2022-2026	1,703
2027+	4,405

8,145